Like securities of all mutual
funds, these securities have
not been approved or
disapproved by the Securities
and Exchange Commission,
and the Securities and
Exchange Commission has
not determined if this
prospectus is accurate or
complete. Any representation
to the contrary is a criminal
offense.

FIDELITY   (registered trademark)     ADVISOR
STRATEGIC INCOME
FUND
   CLASS A
   (Fund 260, CUSIP 315920850)
   CLASS T
   (Fund 638, CUSIP 315920504)
   CLASS B
   (Fund 639, CUSIP 315920603)
   CLASS C
   (Fund 523, CUSIP 315807669)

PROSPECTUS

FEBRUARY 26, 1999

   REVISED DECEMBER 29, 1999

(FIDELITY_LOGO_GRAPHIC)(registered trademark)
82 DEVONSHIRE STREET, BOSTON, MA 02109

CONTENTS

FUND SUMMARY             3   INVESTMENT SUMMARY

                         3   PERFORMANCE

                         5   FEE TABLE

FUND BASICS              7   INVESTMENT DETAILS

                         8   VALUING SHARES

SHAREHOLDER INFORMATION  8   BUYING AND SELLING SHARES

                         16  EXCHANGING SHARES

                         18  ACCOUNT FEATURES AND POLICIES

                         22  DIVIDENDS AND CAPITAL GAINS
                             DISTRIBUTIONS

                         22  TAX CONSEQUENCES

FUND SERVICES            23  FUND MANAGEMENT

                         23  FUND DISTRIBUTION

APPENDIX                 28  FINANCIAL HIGHLIGHTS

FUND SUMMARY

INVESTMENT SUMMARY

INVESTMENT OBJECTIVE

ADVISOR STRATEGIC INCOME FUND seeks a high level of current income. The fund may also seek capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

(small solid bullet) Investing primarily in debt securities, including lower-quality debt securities.

(small solid bullet) Allocating the fund's assets among four general investment categories: high yield securities, U.S. Government and investment-grade securities, emerging market securities, and foreign developed market securities.

(small solid bullet) Potentially investing in equity securities.

(small solid bullet) Using a neutral mix of approximately 40% high yield, 30% U.S. Government and investment-grade, 15% emerging markets, and 15% foreign developed markets.

(small solid bullet) Analyzing a security's structural features and current pricing, its issuer's potential for success, and the credit, currency and economic risks of the security and its issuer to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market. Emerging markets can be subject to greater social, economic, regulatory and political uncertainty and can be extremely volatile.

(small solid bullet) PREPAYMENT. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

PERFORMANCE

The following information illustrates the changes in the fund's performance, as represented by the performance of Class T, from year to year and compares the fund's performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Advisor Strategic Income may also compare its performance to the performance of a combination of market indexes over various periods of time. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS

The returns in the chart do not include the effect of Class T's front-end sales charge. If the effect of the sales charge was reflected, returns would be lower than those shown.

ADVISOR STRATEGIC INCOME -
CLASS T

Calendar Years                                      1995    1996    1997   1998

                                                    22.02%  12.89%  9.33%  2.26%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: 22.02
Row: 8, Col: 1, Value: 12.89
Row: 9, Col: 1, Value: 9.33
Row: 10, Col: 1, Value: 2.26

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS T OF ADVISOR STRATEGIC INCOME, THE HIGHEST RETURN FOR A QUARTER WAS 8.21% (QUARTER ENDING JUNE 30, 1995) AND THE LOWEST RETURN FOR A QUARTER WAS -4.18% (QUARTER ENDING SEPTEMBER 30, 1998).

AVERAGE ANNUAL RETURNS

The returns in the following table include the effect of Class A's and Class T's maximum applicable front-end sales charge and Class B's and Class C's maximum applicable contingent deferred sales charge (CDSC).

For the periods ended       Past 1 year  Life of class*
December 31, 1998

Advisor Strategic Income -   -2.48%       3.22%A
Class A

Advisor Strategic Income -   -1.31%       10.41%B
Class T

Advisor Strategic Income -   -3.07%       10.16%B
Class B

Advisor Strategic Income -   0.46%        0.46%C
Class C

Merrill Lynch High Yield     3.66%        11.72%B
Master Index

Merrill Lynch High Yield     2.95%        11.82%B
Master II Index

Lipper Multi-Sector Income   1.30%        9.28%B
Funds Average

Fidelity Strategic Income    5.43%        11.47%B
Composite Index

* BEGINNING JANUARY 1 OF THE FIRST CALENDAR YEAR FOLLOWING THE CLASS'S COMMENCEMENT OF OPERATIONS.

A FROM JANUARY 1, 1997.

B FROM JANUARY 1, 1995.

C FROM JANUARY 1, 1998.

If FMR had not reimbursed certain class expenses during these periods, each class's returns would have been lower.

   Going forward, Advisor Strategic Income's performance will be compared to the Merrill Lynch High Yield Master II Index rather than the Merrill Lynch High Yield Master Index because the Merrill Lynch High Yield Master II Index contains deferred interest bonds and payment-in-kind securities and is therefore a better representation of the high yield bond universe.

Fidelity Strategic Income Composite Index is a hypothetical representation of the performance of Advisor Strategic Income's four general investment categories according to their respective weighting in the fund's neutral mix (40% high yield, 30% U.S. Government and investment-grade, 15% foreign developed markets and 15% emerging markets). The following indexes are used to calculate the Composite
Index: high yield - the    Merrill Lynch High Yield Master II
Index    , U.S. Government and investment-grade - the Lehman Brothers
Government Bond Index, foreign developed markets - the Salomon Brothers Non-U.S. Dollar World Government Bond Index, emerging markets
- the J.P. Morgan Emerging Markets Bond Index Plus. The index weightings of the Composite Index are rebalanced monthly.

J.P. Morgan Emerging Markets Bond Index Plus is a market value-weighted index of U.S. dollar- and other external currency-denominated Brady bonds, loans, Eurobonds, and local market debt instruments traded in emerging markets.

Salomon Brothers Non-U.S. Dollar World Government Bond Index, Unhedged is a market value-weighted index that is designed to represent the performance of 16 world government bond markets, excluding the United States. Issues included in the index have fixed-rate coupons and maturities of one year or more.

Merrill Lynch High Yield Master Index is a market value-weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default.

   Merrill Lynch High Yield Master II Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default.

The Lehman Brothers Government Bond Index is a market value-weighted index of U.S. Government and government agency securities (other than mortgage securities) with maturities of one year or more.

Lipper Multi-Sector Income Funds Average reflects the performance
(excluding sales charges) of mutual funds with similar objectives.

FEE TABLE

The following table describes the fees and expenses that are incurred when you buy, hold or sell Class A, Class T, Class B, and Class C shares of the fund. The annual class operating expenses provided
   below     for each class are based on historical expenses, adjusted
to reflect current fees, and do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period.

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

                                Class A    Class T    Class B    Class C

Maximum sales charge (load)     4.75%A     3.50%B     None       None
on purchases (as a % of
offering price)

Maximum CDSC (as a % of the     NoneC      NoneC      5.00%D     1.00%E
lesser of original purchase
price or redemption proceeds)

Sales charge (load) on          None       None       None       None
reinvested distributions

A LOWER FRONT-END SALES CHARGES FOR CLASS A MAY BE AVAILABLE WITH
PURCHASE OF $50,000 OR MORE.

B LOWER FRONT-END SALES CHARGES FOR CLASS T MAY BE AVAILABLE WITH
PURCHASE OF $50,000 OR MORE.

C A CDSC OF 0.25% IS ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A AND CLASS T SHARES ON WHICH A FINDER'S FEE WAS PAID.

D DECLINES OVER 6 YEARS FROM 5.00% TO 0%.

E ON CLASS C SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

ANNUAL CLASS OPERATING EXPENSES (PAID FROM CLASS ASSETS)

                              Class A    Class T    Class B    Class C

Management fee                0.58%      0.58%      0.58%      0.58%

Distribution and Service      0.15%      0.25%      0.90%      1.00%
(12b-1) fee (including 0.25%
Service fee  only for Class
B and Class C)

Other expenses                0.41%      0.36%      0.36%      0.38%

Total annual class operating  1.14%      1.19%      1.84%      1.96%
expensesA

A FMR HAS VOLUNTARILY AGREED TO REIMBURSE CLASS A, CLASS T, CLASS B, AND CLASS C OF THE FUND TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, SECURITIES LENDING FEES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF THEIR RESPECTIVE AVERAGE NET ASSETS, EXCEED THE FOLLOWING RATES:


                          Class A  Effective Date  Class T  Effective Date  Class B  Effective Date  Class C  Effective Date


Advisor Strategic Income   1.25%   1/1/99           1.35%   1/1/99           2.00%   1/1/99           2.10%   1/1/99



THESE ARRANGEMENTS CAN BE TERMINATED BY FMR AT ANY TIME.

A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total class operating expenses would have been:

                          Class A  Class T  Class B           Class C

Advisor Strategic Income  1.13%    1.18%    (dagger)(dagger)  (dagger)(dagger)


(dagger)(dagger) NOT APPLICABLE.

Long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by the National Association of Securities Dealers, Inc., due to 12b-1 fees.

This EXAMPLE helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that your shareholder fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated and if you leave your account open:

          Class A                       Class T                       Class B                       Class C

          Account open  Account closed  Account open  Account closed  Account open  Account closed  Account open

1 year    $ 586         $ 586           $ 467         $ 467           $ 187         $ 687           $ 199

3 years   $ 820         $ 820           $ 715         $ 715           $ 579         $ 879           $ 615

5 years   $ 1,073       $ 1,073         $ 981         $ 981           $ 995         $ 1,195         $ 1,057

10 years  $ 1,795       $ 1,795         $ 1,743       $ 1,743         $ 1,889A      $ 1,889A        $ 2,285





          Account closed

1 year    $ 299

3 years   $ 615

5 years   $ 1,057

10 years  $ 2,285


A REFLECTS CONVERSION TO CLASS A SHARES AFTER    A MAXIMUM OF
SEVEN     YEARS.

FUND BASICS

INVESTMENT DETAILS

INVESTMENT OBJECTIVE

ADVISOR STRATEGIC INCOME FUND seeks a high level of current income. The fund may also seek capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR expects to invest the fund's assets primarily in debt securities, including lower-quality debt securities, allocated among four general investment categories: high yield securities, U.S. Government and investment-grade securities, emerging market securities, and foreign developed market securities. FMR may also invest the fund's assets in equity securities.

The fund's neutral mix, or the benchmark for its combination of investments in each category over time, is approximately 40% high yield, 30% U.S. Government and investment-grade, 15% emerging markets, and 15% foreign developed markets. In normal market environments, FMR expects the fund's asset allocation to approximate the neutral mix within a range of plus or minus 10% of assets per category, although there are no absolute limits on the percent of assets invested in each category. FMR regularly reviews the fund's allocation and makes changes gradually over time to favor investments that it believes provide the most favorable outlook for achieving the fund's objective. By allocating investments across different types of fixed-income securities, FMR attempts to moderate the significant risks of each category through diversification.

The HIGH YIELD category includes high-yielding, lower-quality debt securities consisting mainly of U.S. securities. The U.S. GOVERNMENT AND INVESTMENT-GRADE category includes mortgage securities, U.S. Government securities and other investment-grade U.S. dollar-denominated securities. The EMERGING MARKET category includes corporate and government securities of any quality of issuers located in emerging markets. The FOREIGN DEVELOPED MARKET category includes corporate and government securities of any quality of issuers located in developed foreign markets.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR generally analyzes a security's structural features and current price compared to its long-term value. In selecting foreign securities, FMR's analysis also considers the credit, currency and economic risks associated with the security and the country of its issuer. FMR may also consider an issuer's potential for success in light of its current financial condition, its industry position, and economic and market conditions.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

DEBT SECURITIES are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, mortgage and other asset-backed securities, and loans and loan participations.

EQUITY SECURITIES represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities and warrants.

PRINCIPAL INVESTMENT RISKS

Many factors affect the fund's performance. The fund's yield and share price change daily based on changes in interest rates and market conditions and in response to other economic, political or financial developments. The fund's reaction to these developments will be affected by the types and maturities of the securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of
investment in the securities of that issuer.    Because FMR may invest
a significant percentage of the fund's assets in a single issuer, the fund's performance could be closely tied to the market value of that one issuer and could be more volatile than the performance of more
diversified funds.     When you sell your shares of a fund, they could
be worth more or less than what you paid for them.

The following factors may significantly affect the fund's performance:

INTEREST RATE CHANGES. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

STOCK MARKET VOLATILITY. The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market can react differently to these developments. For example, large cap stocks can react differently than small cap stocks, and "growth" stocks can react differently than "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

FOREIGN EXPOSURE. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. For example, many foreign countries are less prepared than the United States to properly process and calculate information related to dates from and after January 1, 2000, which could result in difficulty pricing foreign investments and failure by foreign issuers to pay timely dividends, interest or principal. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market.

Investing in emerging markets involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of foreign development; political stability; market depth, infrastructure and capitalization and regulatory oversight is generally less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory and political uncertainties. All of these factors generally make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

PREPAYMENT. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment generally offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these changes than higher-quality debt securities.

Lower-quality debt securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

FUNDAMENTAL INVESTMENT POLICIES

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

ADVISOR STRATEGIC INCOME FUND seeks a high level of current income by investing primarily in debt securities. The fund may also seek capital appreciation.

VALUING SHARES

The fund is open for business each day the New York Stock Exchange
(NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity(registered trademark) normally calculates each class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). The fund's assets are valued as of this time for the purpose of computing each class's NAV.

To the extent that the fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued primarily on the basis of information furnished by a pricing service or market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations or information furnished by a pricing service is not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

SHAREHOLDER INFORMATION

BUYING AND SELLING SHARES

GENERAL INFORMATION

For account, product and service information, please use the following phone numbers:

(small solid bullet) If you are investing through a broker-dealer or insurance representative, 1-800-522-7297 (8:30 a.m. - 7:00 p.m.
Eastern time, Monday through Friday).

(small solid bullet) If you are investing through a bank representative, 1-800-843-3001 (8:30 a.m. - 7:00 p.m. Eastern time,
Monday through Friday).

Please use the following addresses:

BUYING OR SELLING SHARES

Fidelity Investments(registered trademark)
P.O. Box 770002
Cincinnati, OH 45277-0081

OVERNIGHT EXPRESS

Fidelity Investments
2300 Litton Lane - KH2A
Hebron, KY 41048

You may buy or sell Class A, Class T, Class B, and Class C shares of the fund through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling and exchanging shares of each class of the fund and the account features and policies may differ. Additional fees may also apply to your investment in Class A, Class T, Class B, and Class C shares of the fund, including a transaction fee if you buy or sell shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

The different ways to set up (register) your account with Fidelity are listed in the following table.

WAYS TO SET UP YOUR ACCOUNT

INDIVIDUAL OR JOINT TENANT

FOR YOUR GENERAL INVESTMENT NEEDS

RETIREMENT

FOR TAX-ADVANTAGED RETIREMENT SAVINGS

(solid bullet) TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)

(solid bullet) ROTH IRAS

(solid bullet) ROTH CONVERSION IRAS

(solid bullet) ROLLOVER IRAS

(solid bullet) 401(K) PLANS AND CERTAIN OTHER 401(A)-QUALIFIED PLANS

(solid bullet) KEOGH PLANS

(solid bullet) SIMPLE IRAS

(solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS
(SEP-IRAS)

(solid bullet) SALARY REDUCTION SEP-IRAS (SARSEPS)

GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)

TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS

TRUST

FOR MONEY BEING INVESTED BY A TRUST

BUSINESS OR ORGANIZATION

FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS OR
OTHER GROUPS

BUYING SHARES

The price to buy one share of Class A or Class T is the class's offering price or the class's NAV, depending on whether you pay a front-end sales charge.

For Class B and Class C, the price to buy one share is the class's NAV. Class B and Class C shares are sold without a front-end sales charge, but may be subject to a CDSC upon redemption.

If you pay a front-end sales charge, your price will be Class A's or Class T's offering price. When you buy Class A or Class T shares at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in Class A or Class T shares of the fund. If you qualify for a front-end sales charge waiver, your price will be Class A's or Class T's NAV.

The offering price of Class A or Class T is its NAV divided by the difference between one and the applicable front-end sales charge percentage. Class A has a maximum front-end sales charge of 4.75% of the offering price. Class T has a maximum front-end sales charge of 3.50% of the offering price.

Your shares will be bought at the next offering price or NAV, as applicable, calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

Short-term or excessive trading into and out of the fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the fund. For these purposes, FMR may consider an investor's trading history in the fund or other Fidelity funds, and accounts under common ownership or control.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

(small solid bullet) All of your purchases must be made in U.S.
dollars and checks must be drawn on U.S. banks.

(small solid bullet) Fidelity does not accept cash.

(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.

(small solid bullet) Fidelity reserves the right to limit the number of checks processed at one time.

(small solid bullet) Fidelity must receive payment within three business days after an order for shares is placed; otherwise your purchase order may be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

Shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

MINIMUMS


TO OPEN AN ACCOUNT                         $2,500
For certain Fidelity Advisor retirement
accountsA                                  $500
Through regular investment plansB          $100
TO ADD TO AN ACCOUNT                       $100
MINIMUM BALANCE                            $1,000
For certain Fidelity Advisor retirement
accountsA                                  None

A FIDELITY ADVISOR TRADITIONAL IRA, ROTH IRA, ROTH CONVERSION IRA, ROLLOVER IRA, SEP-IRA, AND KEOGH ACCOUNTS.

B AN ACCOUNT MAY BE OPENED WITH A MINIMUM OF $100, PROVIDED THAT A REGULAR INVESTMENT PLAN IS ESTABLISHED AT THE TIME THE ACCOUNT IS
OPENED.

There is no minimum account balance or initial or subsequent purchase minimum for certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts. In addition, the fund may waive or lower purchase minimums in other circumstances.

Purchase and account minimums are waived for purchases of Class T shares with distributions from a Fidelity Defined Trust account.

PURCHASE AMOUNTS OF MORE THAN $250,000 WILL NOT BE ACCEPTED FOR CLASS
B SHARES.

PURCHASE AMOUNTS OF MORE THAN $1 MILLION WILL NOT BE ACCEPTED FOR CLASS C SHARES. THIS LIMIT DOES NOT APPLY TO PURCHASES OF CLASS C SHARES MADE BY AN EMPLOYEE BENEFIT PLAN (AS DEFINED IN THE EMPLOYEE RETIREMENT INCOME SECURITY ACT), 403(B) PROGRAM OR PLAN COVERING A SOLE-PROPRIETOR (FORMERLY KEOGH/H.R. 10 PLAN).

KEY INFORMATION

PHONE                        TO OPEN AN ACCOUNT
                             (small solid bullet) Exchange
                             from the same class of
                             another Fidelity Advisor
                             fund or from certain other
                             Fidelity funds. Call your
                             investment professional or
                             call Fidelity at the
                             appropriate number found in
                             "General Information."
                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Exchange
                             from the same class of
                             another Fidelity Advisor
                             fund or from certain other
                             Fidelity funds. Call your
                             investment professional or
                             call Fidelity at the
                             appropriate number found in
                             "General Information."

MAIL FIDELITY INVESTMENTS    TO OPEN AN ACCOUNT
P.O. BOX 770002 CINCINNATI,  (small solid bullet) Complete
OH 45277-0081                and sign the application.
                             Make your check payable to
                             the complete name of the
                             fund and note the applicable
                             class. Mail to your
                             investment professional or
                             to the address at left.
                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Make
                             your check payable to the
                             complete name of the fund
                             and note the applicable
                             class. Indicate your fund
                             account number on your check
                             and mail to your investment
                             professional or to the
                             address at left.
                             (small solid bullet) Exchange
                             from the same class of other
                             Fidelity Advisor funds or
                             from certain other Fidelity
                             funds. Send a letter of
                             instruction to your
                             investment professional or
                             to the address at left,
                             including your name, the
                             funds' names, the applicable
                             class names, the fund
                             account numbers, and the
                             dollar amount or number of
                             shares to be exchanged.

IN PERSON                    TO OPEN AN ACCOUNT
                             (small solid bullet) Bring
                             your application and check
                             to your investment
                             professional.
                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Bring
                             your check to your
                             investment professional.

WIRE                         TO OPEN AN ACCOUNT
                             (small solid bullet) Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information" to set
                             up your account and to
                             arrange a wire transaction.
                             (small solid bullet) Wire to:
                             Banker's Trust Company, Bank
                             Routing # 021001033, Account
                             # 00159759.
                             (small solid bullet) Specify
                             the complete name of the
                             fund, note the applicable
                             class, and include your new
                             fund account number and your
                             name.
                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Wire to:
                             Banker's Trust Company, Bank
                             Routing # 021001033, Account
                             # 00159759.
                             (small solid bullet) Specify
                             the complete name of the
                             fund, note the applicable
                             class, and include your fund
                             account number and your name.

AUTOMATICALLY                TO OPEN AN ACCOUNT
                             (small solid bullet) Not
                             available.
                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Use
                             Fidelity Advisor Systematic
                             Investment Program.
                             (small solid bullet) Use
                             Fidelity Advisor Systematic
                             Exchange Program to exchange
                             from certain Fidelity money
                             market funds or a Fidelity
                             Advisor fund.

SELLING SHARES

The price to sell one share of each class is the class's NAV, minus any applicable CDSC.

If appropriate to protect shareholders, the fund may impose a redemption fee (trading fee) on redemptions from the fund.

Any applicable CDSC is calculated based on your original redemption amount.

Your shares will be sold at the next NAV calculated after your order is received in proper form, minus any applicable CDSC.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

(small solid bullet) You wish to sell more than $100,000 worth of shares;

(small solid bullet) Your account registration has changed within the last 30 days;

(small solid bullet) The check is being mailed to a different address than the one on your account (record address);

(small solid bullet) The check is being made payable to someone other than the account owner; or

(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

(small solid bullet) If you are selling some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open, except accounts not subject to account minimums.

(small solid bullet) Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect the fund.

(small solid bullet) Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.

(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

(small solid bullet) Redemption proceeds may be paid in securities or other assets rather than in cash if the Board of Trustees determines it is in the best interests of the fund.

(small solid bullet) You will not receive interest on amounts represented by uncashed redemption checks.

(small solid bullet) Unless otherwise instructed, Fidelity will send a check to the record address.

   To sell shares issued with certificates, call Fidelity for instructions. The fund no longer issues share certificates.

KEY INFORMATION

PHONE                        (small solid bullet) Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information" to
                             initiate a wire transaction
                             or to request a check for
                             your redemption.
                             (small solid bullet) Exchange
                             to the same class of other
                             Fidelity Advisor funds or to
                             certain other Fidelity
                             funds. Call your investment
                             professional or call
                             Fidelity at the appropriate
                             number found in "General
                             Information."

MAIL: FIDELITY INVESTMENTS   INDIVIDUAL, JOINT TENANT,
P.O. BOX 770002 CINCINNATI,  SOLE PROPRIETORSHIP, UGMA,
OH 45277-0081                UTMA
                             (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or to the address at left,
                             including your name, the
                             fund's name, the applicable
                             class name, your fund
                             account number, and the
                             dollar amount or number of
                             shares to be sold. The
                             letter of instruction must
                             be signed by all persons
                             required to sign for
                             transactions, exactly as
                             their names appear on the
                             account.
                             RETIREMENT ACCOUNT
                             (small solid bullet) The
                             account owner should
                             complete a retirement
                             distribution form. Call your
                             investment professional or
                             call Fidelity at the
                             appropriate number found in
                             "General Information" to
                             request one.
                             TRUST
                             (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or to the address at left,
                             including the trust's name,
                             the fund's name, the
                             applicable class name, the
                             trust's fund account number,
                             and the dollar amount or
                             number of shares to be sold.
                             The trustee must sign the
                             letter of instruction
                             indicating capacity as
                             trustee. If the trustee's
                             name is not in the account
                             registration, provide a copy
                             of the trust document
                             certified within the last 60
                             days.
                             BUSINESS OR ORGANIZATION
                             (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or to the address at left,
                             including the firm's name,
                             the fund's name, the
                             applicable class name, the
                             firm's fund account number,
                             and the dollar amount or
                             number of shares to be sold.
                             At least one person
                             authorized by corporate
                             resolution to act on the
                             account must sign the letter
                             of instruction.
                             (small solid bullet) Include
                             a corporate resolution with
                             corporate seal or a
                             signature guarantee.
                             EXECUTOR, ADMINISTRATOR,
                             CONSERVATOR, GUARDIAN
                             (small solid bullet) Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information" for
                             instructions.

IN PERSON                    INDIVIDUAL, JOINT TENANT,
                             SOLE PROPRIETORSHIP, UGMA,
                             UTMA
                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. The letter of
                             instruction must be signed
                             by all persons required to
                             sign for transactions,
                             exactly as their names
                             appear on the account.
                             RETIREMENT ACCOUNT
                             (small solid bullet) The
                             account owner should
                             complete a retirement
                             distribution form. Visit
                             your investment professional
                             to request one.
                             TRUST
                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. The trustee
                             must sign the letter of
                             instruction indicating
                             capacity as trustee. If the
                             trustee's name is not in the
                             account registration,
                             provide a copy of the trust
                             document certified within
                             the last 60 days.
                             BUSINESS OR ORGANIZATION
                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. At least one
                             person authorized by
                             corporate resolution to act
                             on the account must sign the
                             letter of instruction.
                             (small solid bullet) Include
                             a corporate resolution with
                             corporate seal or a
                             signature guarantee.
                             EXECUTOR, ADMINISTRATOR,
                             CONSERVATOR, GUARDIAN
                             (small solid bullet) Visit
                             your investment professional
                             for instructions.

AUTOMATICALLY                (small solid bullet) Use
                             Fidelity Advisor Systematic
                             Exchange Program to exchange
                             to the same class of another
                             Fidelity Advisor fund or to
                             certain Fidelity funds.
                             (small solid bullet) Use
                             Fidelity Advisor Systematic
                             Withdrawal Program to set up
                             periodic redemptions from
                             your Class A, Class T, Class
                             B and Class C account.

EXCHANGING SHARES

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class A shareholder, you have the privilege of exchanging Class A shares of the fund for the same class of shares of other Fidelity
Advisor funds at NAV or for Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund.

As a Class T shareholder, you have the privilege of exchanging Class T shares of the fund for the same class of shares of other Fidelity Advisor funds at NAV or for Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund. If you purchased your Class T shares through certain investment professionals that have signed an agreement with FDC, you also have the privilege of exchanging your Class T shares for shares of Fidelity Capital Appreciation Fund.

As a Class B shareholder, you have the privilege of exchanging Class B shares of the fund for the same class of shares of other Fidelity
Advisor funds or for Advisor B Class shares of Treasury Fund.

As a Class C shareholder, you have the privilege of exchanging Class C shares of the fund for the same class of shares of other Fidelity
Advisor funds or for Advisor C Class shares of Treasury Fund.

However, you should note the following policies and restrictions governing exchanges:

(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.

(small solid bullet) You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.

(small solid bullet) Before exchanging into a fund or class, read its prospectus.

(small solid bullet) Exchanges may have tax consequences for you.

(small solid bullet) The fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year.

(small solid bullet) The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.

(small solid bullet) The fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

(small solid bullet) Any exchanges of Class A, Class T, Class B and Class C shares are not subject to a CDSC.

The fund may terminate or modify the exchange privilege in the future.

Other funds may have different exchange restrictions, and may impose trading fees of up to 1.00% of the amount exchanged. Check each fund's prospectus for details.

ACCOUNT FEATURES AND POLICIES

FEATURES

The following features are available to buy and sell shares of the fund.

AUTOMATIC INVESTMENT AND WITHDRAWAL PROGRAMS. Fidelity offers convenient services that let you automatically transfer money into your account, between accounts, or out of your account. While automatic investment programs do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.

FIDELITY ADVISOR SYSTEMATIC
INVESTMENT PROGRAM TO MOVE
MONEY FROM YOUR BANK ACCOUNT
TO A FIDELITY ADVISOR FUND.

MINIMUM MINIMUM                    FREQUENCY                    PROCEDURES
INITIAL ADDITIONAL                 Monthly, bimonthly,          (small solid bullet) To set
$100    $100                       quarterly, or semi-annually  up for a new account,
                                                                complete the appropriate
                                                                section on the application.
                                                                (small solid bullet) To set
                                                                up for existing accounts,
                                                                call your investment
                                                                professional or call
                                                                Fidelity at the appropriate
                                                                number found in "General
                                                                Information" for an
                                                                application.
                                                                (small solid bullet) To make
                                                                changes, call your
                                                                investment professional or
                                                                call Fidelity at the
                                                                appropriate number found in
                                                                "General Information." Call
                                                                at least 10 business days
                                                                prior to your next scheduled
                                                                investment date.

TO DIRECT DISTRIBUTIONS FROM
A FIDELITY DEFINED TRUST TO
CLASS T OF A FIDELITY
ADVISOR FUND.

MINIMUM        MINIMUM                                          PROCEDURES
INITIAL        ADDITIONAL                                      (small solid bullet) To set
Not Applicable Not Applicable                                   up for a new or existing
                                                                account, call your
                                                                investment professional or
                                                                call Fidelity at the
                                                                appropriate number found in
                                                                "General Information" for
                                                                the appropriate enrollment
                                                                form.
                                                                (small solid bullet) To make
                                                                changes, call your
                                                                investment professional or
                                                                call Fidelity at the
                                                                appropriate number found in
                                                                "General Information."

FIDELITY ADVISOR SYSTEMATIC
EXCHANGE PROGRAM TO MOVE
MONEY FROM CERTAIN FIDELITY
MONEY MARKET FUNDS TO CLASS
A, CLASS T, CLASS B OR CLASS
C OF A FIDELITY ADVISOR FUND
OR FROM CLASS A, CLASS T,
CLASS B OR CLASS C OF A
FIDELITY ADVISOR FUND TO THE
SAME CLASS OF ANOTHER
FIDELITY ADVISOR FUND.

MINIMUM                            FREQUENCY                    PROCEDURES
$100                               Monthly, quarterly,          (small solid bullet) To set
                                   semi-annually, or annually   up, call your investment
                                                                professional or call
                                                                Fidelity at the appropriate
                                                                number found in "General
                                                                Information" after both
                                                                accounts are opened.
                                                                (small solid bullet) To make
                                                                changes, call your
                                                                investment professional or
                                                                call Fidelity at the
                                                                appropriate number found in
                                                                "General Information." Call
                                                                at least 2 business days
                                                                prior to your next scheduled
                                                                exchange date.
                                                                (small solid bullet) The
                                                                account from which the
                                                                exchanges are to be
                                                                processed must have a
                                                                minimum balance of $10,000.
                                                                The account into which the
                                                                exchange is being processed
                                                                must have a minimum balance
                                                                of $1,000.


FIDELITY ADVISOR SYSTEMATIC
WITHDRAWAL PROGRAM TO SET UP
PERIODIC REDEMPTIONS FROM
YOUR CLASS A, CLASS T, CLASS
B OR CLASS C ACCOUNT TO YOU
OR TO YOUR BANK CHECKING
ACCOUNT.


MINIMUM  MAXIMUM  FREQUENCY                      PROCEDURES
$100     $50,000  Class A and Class T: Monthly,  (small solid bullet) Accounts
                  quarterly, or semi-annually    with a value of $10,000 or
                  Class B and Class C: Monthly   more in Class A, Class T,
                  or quarterly                   Class B or Class C shares
                                                 are eligible for this program.
                                                 (small solid bullet) To set
                                                 up, call your investment
                                                 professional or call
                                                 Fidelity at the appropriate
                                                 number found in "General
                                                 Information" for instructions.
                                                 (small solid bullet) To make
                                                 changes, call your
                                                 investment professional or
                                                 call Fidelity at the
                                                 appropriate number found in
                                                 "General Information." Call
                                                 at least 10 business days
                                                 prior to your next scheduled
                                                 withdrawal date.
                                                 (small solid bullet)
                                                 Aggregate redemptions per
                                                 12-month period from your
                                                 Class B or Class C account
                                                 may not exceed 10% of the
                                                 account value and are not
                                                 subject to a CDSC; and you
                                                 may set your withdrawal
                                                 amount as a percentage of
                                                 the value of your account or
                                                 a fixed dollar amount.
                                                 (small solid bullet) Because
                                                 of Class A's and Class T's
                                                 front-end sales charge, you
                                                 may not want to set up a
                                                 systematic withdrawal plan
                                                 during a period when you are
                                                 buying Class A or Class T
                                                 shares on a regular basis.


OTHER FEATURES. The following other features are also available to buy and sell shares of the fund.

WIRE

TO PURCHASE AND SELL SHARES VIA THE FEDERAL RESERVE WIRE SYSTEM.

(small solid bullet) You must sign up for the Wire feature before using it. Complete the appropriate section on the application when opening your account.

(small solid bullet) Call your investment professional or call
Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.

(small solid bullet) To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

(small solid bullet) To add the wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to your investment professional or to Fidelity at the address found in "General Information."

POLICIES

The following policies apply to you as a shareholder.

STATEMENTS AND REPORTS that Fidelity sends to you include the following:

(small solid bullet) Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).

(small solid bullet) Monthly or quarterly account statements
(detailing account balances and all transactions completed during the prior month or quarter).

(small solid bullet) Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in the fund. Call Fidelity at 1-888-622-3175 if you need additional copies of financial reports or prospectuses.

You may initiate many TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

When you sign your ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the fund to withhold 31% of your taxable distributions and redemptions.

If your ACCOUNT BALANCE falls below $1,000 (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV, minus any applicable CDSC, on the day your account is closed.

Fidelity may charge a FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions.

The fund normally declares dividends daily and pays them monthly. The fund normally pays capital gains distributions in December and February.

EARNING DIVIDENDS

Shares of the fund purchased by an automated purchase order begin to earn dividends on the day your payment is received.

Shares of the fund purchased by all other purchase orders begin to earn dividends on the first business day following the day your payment is received.

Shares of the fund earn dividends until, but not including, the next business day following the day of redemption.

DISTRIBUTION OPTIONS

When you open an account, specify on your application how you want to receive your distributions. The following options may be available for each class's distributions:

1. REINVESTMENT OPTION. Your dividends and capital gains distributions will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. INCOME-EARNED OPTION. Your capital gains distributions will be automatically reinvested in additional shares of the same class of the fund. Your dividends will be paid in cash.

3. CASH OPTION. Your dividends and capital gains distributions will be paid in cash.

4. DIRECTED DIVIDENDS(registered trademark) OPTION. Your dividends will be automatically invested in the same class of shares of another identically registered Fidelity Advisor fund or shares of certain identically registered Fidelity funds. Your capital gains distributions will be automatically invested in the same class of shares of another identically registered Fidelity Advisor fund or shares of certain identically registered Fidelity funds, automatically reinvested in additional shares of the same class of the fund, or paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

TAX CONSEQUENCES

As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

TAXES ON DISTRIBUTIONS. Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, the fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. The fund's distributions of long-term capital gains are taxable to you generally as capital gains.

If a fund's distributions exceed its income and capital gains realized in any year, which is sometimes the result of currency-related losses, all or a portion of those distributions may be treated as a return of capital to shareholders for tax purposes. A return of capital will generally not be taxable to you, but will reduce the cost basis of your shares and result in a higher reported capital gain or a lower reported capital loss when you sell your shares.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash or to invest distributions automatically in the same class of shares of another Fidelity Advisor fund or shares of certain Fidelity funds, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.

TAXES ON TRANSACTIONS. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund is the difference between the cost of your shares and the price you receive when you sell them.

FUND SERVICES

FUND MANAGEMENT

Advisor Strategic Income is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager.

As of April 30, 1998, FMR had approximately $529 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for the fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR
Far East)        serves as a sub-adviser for the fund. FMR Far East
was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

(small solid bullet) Fidelity International Investment Advisors
(FIIA), in Pembroke, Bermuda, serves as a sub-adviser for the fund. As of September 28, 1998, FIIA had approximately $1 billion in discretionary assets under management. Currently, FIIA provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

(small solid bullet) Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), in London, England, serves as a sub-adviser for the fund. As of September 28, 1998, FIIA(U.K.)L had approximately $2.3 billion in discretionary assets under management. Currently, FIIA(U.K.)L provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

(small solid bullet) Fidelity Investment Japan Ltd. (FIJ), in Tokyo, Japan, serves as a sub-adviser for the fund. As of September 28, 1998, FIJ had approximately $3.96 billion in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

Fidelity Investments Money Management, Inc. (FIMM), in Merrimack, New Hampshire, serves as sub-adviser for the fund. FIMM chooses certain types of investments for the fund.

FIMM is an affiliate of FMR. As of May 1, 1998, FIMM had approximately $99 billion in discretionary assets under management.

The fund could be adversely affected if the computer systems used by FMR and other service providers do not properly process and calculate date-related information from and after January 1, 2000. FMR has advised the fund that it is actively working on necessary changes to its computer systems and expects that its systems, and those of other major service providers, will be modified prior to January 1, 2000. However, there can be no assurance that there will be no adverse impact on the fund.

   John Carlson is vice president and lead manager of Advisor Strategic Income, which he has managed since August 1995. Other Fidelity investment professionals assist Mr. Carlson in selecting investments for the fund. He also manages other Fidelity funds. Prior to joining Fidelity in 1995, Mr. Carlson was executive director of emerging markets at Lehman Brothers International from 1992 through 1995.

Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.37%, and it drops as total assets under management increase.

For December 31, 1998, the group fee rate was 0.1324%. The individual fund fee rate is 0.45%.

The total management fee for the fiscal year ended December 31, 1998 was 0.58% of the fund's average net assets.

FMR pays FIMM, FMR U.K., FMR Far East, and FIIA for providing
   sub-    advisory services, and FIIA in turn pays FIIA(U.K.)L.
   FMR or FMR Far East pays FIJ for providing sub-advisory services.

FMR may, from time to time, agree to reimburse each class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated by FMR at any time, can decrease a class's expenses and boost its performance.

FUND DISTRIBUTION

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

FDC distributes each class's shares.

You may pay a sales charge when you buy or sell your shares.

FDC collects the sales charge.

The front-end sales charge will be reduced for purchases of Class A and Class T shares according to the sales charge schedules below.

SALES CHARGES AND CONCESSIONS - CLASS A

                           Sales Charge                                          Investment professional
                                                                                 concession as % of offering
                                                                                 price

                           As a % of offering price  As an approximate % of net  Investment professional
                                                     amount invested             concession as % of offering
                                                                                 price

Up to $49,999               4.75%                     4.99%                       4.25%

$50,000 to $99,999          4.50%                     4.71%                       4.00%

$100,000 to $249,999        3.50%                     3.63%                       3.00%

$250,000 to $499,999        2.50%                     2.56%                       2.25%

$500,000 to $999,999        2.00%                     2.04%                       1.75%

$1,000,000 to $24,999,999   0.50%                     0.50%                       0.50%

$25,000,000 or more         None*                     None*                       *


* SEE "FINDER'S FEE" SECTION ON PAGE 32.

SALES CHARGES AND CONCESSIONS - CLASS T

                      Sales Charge                                           Investment  professional
                                                                             concession as % of offering
                                                                             price

                      As a % of offering price  As an approximate  % of net  Investment  professional
                                                amount invested              concession as % of offering
                                                                             price

Up to $49,999          3.50%                     3.63%                        3.00%

$50,000 to $99,999     3.00%                     3.09%                        2.50%

$100,000 to $249,999   2.50%                     2.56%                        2.00%

$250,000 to $499,999   1.50%                     1.52%                        1.25%

$500,000 to $999,999   1.00%                     1.01%                        0.75%

$1,000,000 or more     None*                     None*                        *


* SEE "FINDER'S FEE" SECTION ON PAGE 32.

Class A or Class T shares purchased by an individual or company through the Combined Purchase, Rights of Accumulation or Letter of Intent program may receive a reduced front-end sales charge according to the sales charge schedules above. To qualify for a Class A or Class T front-end sales charge reduction under one of these programs, you must notify Fidelity in advance of your purchase. More detailed information about these programs is contained in the Statement of Additional Information (SAI).

COMBINED PURCHASE. To receive a Class A or Class T front-end sales charge reduction, if you are a new shareholder, you may combine your purchase of Class A or Class T shares with purchases of: (i) Class A , Class T, Class B and Class C shares of any Fidelity Advisor fund and
(ii) Advisor B Class shares and Advisor C Class shares of Treasury
Fund.

RIGHTS OF ACCUMULATION. To receive a Class A or Class T front-end sales charge reduction, if you are an existing shareholder, you may add to your purchase of Class A or Class T shares the current value of your holdings in: (i) Class A, Class T, Class B and Class C shares of any Fidelity Advisor fund, (ii) Advisor B Class shares and Advisor C Class shares of Treasury Fund and (iii) Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund acquired by exchange from any Fidelity Advisor fund.

LETTER OF INTENT. You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). Each Class A or Class T purchase you make after you sign the Letter will be entitled to the reduced front-end sales charge applicable to the total investment indicated in the Letter. Purchases of the following may be aggregated for the purpose of completing your Letter: (i) Class A and Class T shares of any Fidelity Advisor fund (except those acquired by exchange from Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund that had been previously exchanged from a Fidelity Advisor fund), (ii) Class B and Class C shares of any Fidelity Advisor fund and (iii) Advisor B Class shares and Advisor C Class shares of Treasury Fund. Reinvested income and capital gain distributions will not be considered purchases for the purpose of completing your Letter.

Class B shares may, upon redemption, be assessed a CDSC based on the following schedule:

From Date of Purchase            Contingent Deferred Sales
                                 Charge

Less than 1 year                  5%

1 year to less than 2 years       4%

2 years to less than 3 years      3%

3 years to less than 4 years      3%

4 years to less than 5 years      2%

5 years to less than 6 years      1%

6 years to less than 7 years A    0%

A AFTER    A MAXIMUM OF     SEVEN YEARS, CLASS B SHARES WILL CONVERT
AUTOMATICALLY TO CLASS A SHARES OF THE SAME FIDELITY ADVISOR FUND.

When exchanging Class B shares of one fund for Class B shares of another Fidelity Advisor fund or Advisor B Class shares of Treasury Fund, your Class B shares retain the CDSC schedule in effect when they were originally bought.

Except as provided below, investment professionals receive as compensation from FDC, at the time of sale, a concession equal to 4.00% of your purchase of Class B shares. For purchases of Class B shares through reinvested dividends or capital gains distributions, investment professionals do not receive a concession at the time of sale.

Class C shares may, upon redemption within one year of purchase, be assessed a CDSC of 1.00%.

Except as provided below, investment professionals will receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. For purchases of Class C shares made for an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvested dividends or capital gains distributions, investment professionals do not receive a concession at the time of sale.

The CDSC for Class B and Class C shares will be calculated based on the lesser of the cost of the Class B or Class C shares, as applicable, at the initial date of purchase or the value of those Class B or Class C shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class B and Class C shares acquired through reinvestment of dividends or capital gains distributions will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, Class B or Class C shares representing reinvested dividends and capital gains will be redeemed first, followed by those Class B or Class C shares that have been held for the longest period of time.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program with at least $25 million or more in plan assets;

2. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through an insurance company separate account used to fund annuity contracts;

3. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs that participate in the Advisor Retirement Connection do not qualify for this waiver;

4. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through an investment professional sponsored program that requires the participating employee benefit plan to invest initially in Class C or Class B shares and, upon meeting certain criteria, subsequently requires the plan to invest in Class A shares;

5. Purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)), 403(b) programs and accounts managed by third parties do not qualify for this waiver;

6. Purchased by a broker-dealer for a managed account that is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs do not qualify for this waiver;

7. Purchased by a registered investment advisor that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs do not qualify for this waiver;

8. Purchased with proceeds from the sale of front-end load shares of a non-Advisor mutual fund for an account participating in the FundSelect by Nationwide program;

9. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC; or

       10.    Purchased by the Fidelity Investments Charitable Gift
Fund.

A front-end sales charge will not apply to the following Class T shares:

1. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or 403(b) programs;

2. Purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Accounts managed by third parties do not qualify for this waiver;

3. Purchased by a broker-dealer for a managed account that is charged an asset-based fee;

4. Purchased by a registered investment advisor that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee;

5. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program;

6. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403
(b) programs or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds, or
(ii) an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

7. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;

9. Purchased by a current or former trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR Corp. or Fidelity International Limited or their direct or indirect subsidiaries (a Fidelity trustee or employee), the spouse of a Fidelity trustee or employee, a Fidelity trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity trustee or employee;

10. Purchased by a charitable organization (as defined for purposes of
Section 501(c)(3) of the Internal Revenue Code   , but excluding the
Fidelity Investments Charitable Gift Fund    ) investing $100,000 or
more;

11. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC;

12. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);

13. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts; or

       14.    Purchased by the Fidelity Investments Charitable Gift
Fund.

The Class B or Class C CDSC will not apply to the redemption of shares:

1. For disability or death, provided that the shares are sold within one year following the death or the initial determination of disability;

2. That are permitted without penalty at age 701/2 pursuant to the Internal Revenue Code from retirement plans or accounts (other than of shares purchased on or after February 11, 1999 for Traditional IRAs, Roth IRAs and Rollover IRAs);

3. For disability, payment of death benefits, or minimum required distributions starting at age 701/2 from Traditional IRAs, Roth IRAs and Rollover IRAs purchased on or after February 11, 1999;

4. Through the Fidelity Advisor Systematic Withdrawal Program; or

5. (Applicable to Class C only) From an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan).

To qualify for a Class A or Class T front-end sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.

To qualify for a Class B or Class C CDSC waiver, you must notify
Fidelity in advance of your redemption.

FINDER'S FEE. On eligible purchases of (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver, (ii) Class A shares in amounts of $25 million or more, and (iii) Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee at the rate of 0.25% of the purchase amount.

Shares held by an insurance company separate account will be aggregated at the client (e.g., the contract holder or plan sponsor) level, not at the separate account level. Upon request, anyone claiming eligibility for the 0.25% fee with respect to shares held by an insurance company separate account must provide Fidelity access to records detailing purchases at the client level.

Except as provided below, any assets on which a finder's fee has been paid will bear a contingent deferred sales charge (Class A or Class T
CDSC) if they do not remain in Class A or Class T shares of the Fidelity Advisor funds, or Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund, for a period of at least one uninterrupted year. The Class A or Class T CDSC will be 0.25% of the lesser of the cost of the Class A or Class T shares, as applicable, at the initial date of purchase or the value of those Class A or Class T shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A and Class T shares acquired through reinvestment of dividends or capital gains distributions will not be subject to a Class A or Class T CDSC. In determining the applicability and rate of any Class A or Class T CDSC at redemption, Class A or Class T shares representing reinvested dividends and capital gains will be redeemed first, followed by those Class A or Class T CDSC shares that have been held for the longest period of time.

The Class A or Class T CDSC will not apply to the redemption of shares:

1. Held by insurance company separate accounts;

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs; or

3. For disability, payment of death benefits, or minimum required distributions starting at age 701/2 from Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEPs, SARSEPs and plans covering a sole-proprietor or self-employed individuals and their employees (formerly Keogh/H.R. 10 plans).

To qualify for a Class A or Class T finder's fee or CDSC waiver, you must notify Fidelity in advance of your purchase or redemption, respectively.

REINSTATEMENT PRIVILEGE. If you have sold all or part of your Class A, Class T, Class B or Class C shares of the fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or another Fidelity Advisor fund, at the NAV next determined after receipt in proper form of your investment order, provided that such reinvestment is made within 90 days of redemption. Under these circumstances, the dollar amount of the CDSC you paid, if any, on shares will be reimbursed to you by reinvesting that amount in Class A, Class T, Class B or Class C shares, as applicable. You must reinstate your Class A, Class T, Class B or Class C shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply. For purposes of the CDSC schedule, the holding period will continue as if the Class A, Class T, Class B or Class C shares had not been redeemed.

CONVERSION FEATURE. After a    maximum of     seven years from the
initial date of purchase, Class B shares and any capital appreciation associated with those shares, convert automatically to Class A shares of the same Fidelity Advisor fund. Conversion to Class A shares will be made at NAV. At the time of conversion, a portion of the Class B shares bought through the reinvestment of dividends or capital gains (Dividend Shares) will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class B non-Dividend Shares to your total Class B non-Dividend Shares.

Class A of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class A of the fund is authorized to pay FDC a monthly 12b-1 fee as compensation for providing services intended to result in the sale of Class A shares and/or shareholder support services. Class A of the fund may pay FDC a 12b-1 fee at an annual rate of 0.40% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class A of the fund currently pays FDC a monthly 12b-1 fee at an annual rate of 0.15% of its average net assets throughout the month. Class A's 12b-1 fee rate may be increased only when the Trustees believe that it is in the best interests of Class A shareholders to do so.

Class T of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class T of the fund is authorized to pay FDC a monthly 12b-1 fee as compensation for providing services intended to result in the sale of Class T shares and/or shareholder support services. Class T of the fund may pay FDC a 12b-1 fee at an annual rate of 0.40% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of the fund currently pays FDC a monthly 12b-1 fee at an annual rate of 0.25% of its average net assets throughout the month. Class T's 12b-1 fee rate may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.

FDC may reallow to intermediaries (such as banks, broker-dealers and other service-providers), including its affiliates, up to the full amount of the Class A and Class T 12b-1 fee, for providing services intended to result in the sale of Class A or Class T shares and/or shareholder support services.

Class B of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class B of the fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class B shares. Class B of the fund may pay FDC a 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class B of the fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.65% of its average net assets throughout the month. Class B's 12b-1 (distribution) fee rate may be increased only when the Trustees believe that it is in the best interests of Class B shareholders to do so.

In addition, pursuant to the Class B plan, Class B of the fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class B's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of the Class B 12b-1 (service) fee to intermediaries (such as banks, broker-dealers and other service-providers) for providing shareholder support services.

Class C of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class C of the fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class C shares. Class C of the fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to the Class C plan, Class C of the fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class C's average net assets throughout the month for providing shareholder support services.

Normally, after the first year of investment, FDC may reallow up to the full amount of the Class C 12b-1 (distribution) fees to intermediaries (such as banks, broker-dealers and other service-providers) for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of the Class C 12b-1 (service) fee to intermediaries for providing shareholder support services.

For purchases of Class C shares made for an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvestment of dividends or capital gains distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of the Class C 12b-1 (distribution) fee paid by such shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of the Class C 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Because 12b-1 fees are paid out of each class's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, each plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of the applicable class's shares and/or shareholder support services, including payments made to intermediaries that provide those services Currently, the Board of Trustees of the fund has authorized such payments.

To receive sales concessions, finder's fees and payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the Fidelity Advisor funds, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This Prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell or to buy shares of the fund to any person to whom it is unlawful to make such offer.

APPENDIX

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each class's financial history for the past 5 years or, if shorter, the period of the class's operations. Certain information reflects financial results for a single class share. Total returns for each period include the reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the fund's financial highlights and financial statements, are included in the fund's Annual Report. A free copy of the Annual Report is available upon request.

ADVISOR STRATEGIC INCOME - CLASS A
1.Selected Per-Share Data and                        2.
Ratios

3.Years ended December 31        1998      1997      1996E

4.Net asset value, beginning     $ 11.090  $ 11.250  $ 11.010
of period

5.Income from Investment
Operations

6. Net investment incomeD         .771      .802      .267

7. Net realized and               (.512)    .198      .493
unrealized gain (loss)

8. Total from investment          .259      1.000     .760
operations

9.Less Distributions

10. From net investment income    (.729)    (.790)    (.280)

11. From net realized gain        --        (.370)    (.240)

12. In excess of net realized     (.060)    --        --
gain

13. Total distributions           (.789)    (1.160)   (.520)

14.Net asset value, end of       $ 10.560  $ 11.090  $ 11.250
period

15.Total returnB,C                2.38%     9.24%     6.95%

16.Net assets, end of period     $ 9,596   $ 3,379   $ 587
(000 omitted)

17.Ratio of expenses to           1.23%     1.25%F    1.25%A,F
average net assets

18.Ratio of expenses to           1.22%G    1.24%G    1.25%A
average net assets after
expense reductions

19.Ratio of net investment        7.22%     7.16%     7.32%A
income to average net assets

20.Portfolio turnover             150%      140%      119%

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

ADVISOR STRATEGIC INCOME -  CLASS T

21.Selected Per-Share Data
and Ratios

22.Years ended December 31       1998       1997       1996      1995      1994E

23.Net asset value, beginning    $ 11.090   $ 11.250   $ 11.000  $ 9.920   $ 10.000
of period

24.Income from Investment
Operations

25. Net investment income         .781D      .814D      .813D     .885      .064D

26. Net realized and              (.535)     .194       .542      1.231     (.046)
unrealized gain (loss)

27. Total from investment         .246       1.008      1.355     2.116     .018
operations

28.Less Distributions

29. From net investment income    (.726)     (.798)     (.805)    (.806)    (.098)

30. From net realized gain        --         (.370)     (.300)    (.230)    --

31. In excess of net realized     (.060)     --         --        --        --
gain

32. Total distributions           (.786)     (1.168)    (1.105)   (1.036)   (.098)

33.Net asset value, end of       $ 10.550   $ 11.090   $ 11.250  $ 11.000  $ 9.920
period

34.Total returnB,C                2.26%      9.33%      12.89%    22.02%    .17%

35.Net assets, end of period     $ 189,755  $ 119,204  $ 99,327  $ 52,626  $ 10,687
(000 omitted)

36.Ratio of expenses to           1.18%      1.20%      1.23%     1.35%F    1.35%A,F
average net assets

37.Ratio of expenses to           1.17%G     1.19%G     1.22%G    1.35%     1.35%A
average net assets  after
expense reductions

38.Ratio of net investment        7.25%      7.21%      7.34%     7.28%     5.80%A
income to average net assets

39.Portfolio turnover             150%       140%       119%      193%      104%A


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD OCTOBER 31, 1994 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

ADVISOR STRATEGIC INCOME - CLASS B

40.Selected Per-Share Data
and Ratio

41.Years ended December 31       1998      1997      1996      1995      1994E

42.Net asset value, beginning    $ 11.100  $ 11.260  $ 11.010  $ 9.910   $ 10.000
of period

43.Income from Investment
Operations

44. Net investment income         .713D     .740D     .743D     .820      .072D

45. Net realized and              (.529)    .194      .538      1.237     (.078)
unrealized gain (loss)

46. Total from investment         .184      .934      1.281     2.057     (.006)
operations

47.Less Distributions

48. From net investment income    (.654)    (.724)    (.731)    (.727)    (.084)

49. From net realized gain        --        (.370)    (.300)    (.230)    --

50. In excess of net realized     (.060)    --        --        --        --
gain

51. Total distributions           (.714)    (1.094)   (1.031)   (.957)    (.084)

52.Net asset value, end of       $ 10.570  $ 11.100  $ 11.260  $ 11.010  $ 9.910
period

53.Total returnB,C                1.69%     8.60%     12.14%    21.35%    (.06)%

54.Net assets, end of period     $ 72,773  $ 54,562  $ 37,403  $ 26,654  $ 9,379
(000 omitted)

55.Ratio of expenses to           1.83%     1.86%     1.88%     2.10%F    2.10%A,F
average net assets

56.Ratio of expenses to           1.83%     1.85%G    1.87%G    2.10%     2.10%A
average net assets after
expense reductions

57.Ratio of net investment        6.56%     6.55%     6.69%     6.53%     5.06%A
income to average net assets

58.Portfolio turnover             150%      140%      119%      193%      104%A


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD OCTOBER 31, 1994 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

ADVISOR STRATEGIC INCOME - CLASS C
59.Selected Per-Share Data
and Ratio

60.Years ended December 31       1998      1997E

61.Net asset value, beginning    $ 11.080  $ 11.400
of period

62.Income from Investment
Operations

63. Net investment incomeD        .672      .105

64. Net realized and              (.517)    .037
unrealized gain (loss)

65. Total from investment         .155      .142
operations

66.Less Distributions

67. From net investment income    (.625)    (.152)

68. From net realized gain        --        (.310)

69. In excess of net realized     (.060)    --
gain

70. Total distributions           (.685)    (.462)

71.Net asset value, end of       $ 10.550  $ 11.080
period

72.Total returnB,C                1.42%     1.27%

73.Net assets, end of period     $ 11,248  $ 659
(000 omitted)

74.Ratio of expenses to           2.07%F    2.10%A,F
average net assets

75.Ratio of net investment        6.37%     6.30%A
income to average net assets

76.Portfolio turnover             150%      140%

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO DECEMBER 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.


You can obtain additional information about the fund. The fund's SAI includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-888-622-3175.

The SAI, the fund's annual and semi-annual reports and other related materials are available on the SEC's Internet Web site (http://www.sec.gov). You can obtain copies of this information upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT OF 1940,    FILE NUMBER 811-4707    .

Fidelity Investments & (Pyramid) Design, Fidelity, Fidelity
Investments, and Directed Dividends are registered trademarks of FMR
Corp.

   1.728612.100 SI-pro-1299

Like securities of all mutual
funds, these securities have
not been approved or
disapproved by the
Securities and Exchange
Commission, and the
Securities and Exchange
Commission has not
determined if this
prospectus is accurate or
complete. Any
representation to the
contrary is a criminal
offense.

FIDELITY(registered trademark) ADVISOR
STRATEGIC INCOME
FUND
INSTITUTIONAL CLASS
   (Fund 648, CUSIP 315920801)

PROSPECTUS

FEBRUARY 26, 1999
   REVISED DECEMBER 29, 1999

(FIDELITY_LOGO_GRAPHIC)(registered trademark)
82 DEVONSHIRE STREET, BOSTON, MA 02109

CONTENTS

FUND SUMMARY             25  INVESTMENT SUMMARY

                         26  PERFORMANCE

                         5   FEE TABLE

FUND BASICS              6   INVESTMENT DETAILS

                         7   VALUING SHARES

SHAREHOLDER INFORMATION  7   BUYING AND SELLING SHARES

                         11  EXCHANGING SHARES

                         13  ACCOUNT FEATURES AND POLICIES

                         15  DIVIDENDS AND CAPITAL GAINS
                             DISTRIBUTIONS

                         15  TAX CONSEQUENCES

FUND SERVICES            16  FUND MANAGEMENT

                         16  FUND DISTRIBUTION

APPENDIX                 21  FINANCIAL HIGHLIGHTS

FUND SUMMARY

INVESTMENT SUMMARY

INVESTMENT OBJECTIVE

ADVISOR STRATEGIC INCOME FUND seeks a high level of current income. The fund may also seek capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

(small solid bullet) Investing primarily in debt securities, including lower-quality debt securities.

(small solid bullet) Allocating the fund's assets among four general investment categories: high yield securities, U.S. Government and investment-grade securities, emerging market securities, and foreign developed market securities.

(small solid bullet) Potentially investing in equity securities.

(small solid bullet) Using a neutral mix of approximately 40% high yield, 30% U.S. Government and investment-grade, 15% emerging markets, and 15% foreign developed markets.

(small solid bullet) Analyzing a security's structural features and current pricing, its issuer's potential for success, and the credit, currency and economic risks of the security and its issuer to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market. Emerging markets can be subject to greater social, economic, regulatory and political uncertainty and can be extremely volatile.

(small solid bullet) PREPAYMENT. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

PERFORMANCE

The following information illustrates the changes in the fund's performance from year to year and compares the fund's performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Advisor Strategic Income may also compare its performance to the performance of a combination of market indexes over various periods of time. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS

ADVISOR STRATEGIC INCOME

Calendar Years                                         1996    1997   1998

                                                       13.04%  9.36%  2.49%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: 13.04
Row: 9, Col: 1, Value: 9.360000000000001
Row: 10, Col: 1, Value: 2.49

DURING THE PERIODS SHOWN IN THE CHART FOR INSTITUTIONAL CLASS OF
ADVISOR STRATEGIC INCOME, THE HIGHEST RETURN FOR A QUARTER WAS 5.25% (QUARTER ENDING JUNE 30, 1997) AND THE LOWEST RETURN FOR A QUARTER WAS -4.14% (QUARTER ENDING SEPTEMBER 30, 1998).

AVERAGE ANNUAL RETURNS

For the periods ended       Past 1 year  Life of class*
December 31, 1998

Advisor Strategic Income     2.49%        8.21%A

Merrill Lynch High Yield     3.66%        9.11%A
Master Index

Merrill Lynch High Yield     2.95%        9.10%A
Master II Index

Lipper Multi-Sector Income   1.30%        6.92%A
Funds Average

Fidelity Strategic Income    5.43%        8.75%A
Composite Index

* BEGINNING JANUARY 1 OF THE FIRST CALENDAR YEAR FOLLOWING THE CLASS'S COMMENCEMENT OF OPERATIONS.

A FROM JANUARY 1, 1996.

If FMR had not reimbursed certain class expenses during these periods, Institutional Class's returns would have been lower.

   Going forward, Advisor Strategic Income's performance will be compared to the Merrill Lynch High Yield Master II Index rather than the Merrill Lynch High Yield Master Index because the Merrill Lynch High Yield Master II Index contains deferred interest bonds and payment-in-kind securities and is therefore a better representation of the high yield bond universe.

Fidelity Strategic Income Composite Index is a hypothetical representation of the performance of Advisor Strategic Income's four general investment categories according to their respective weighting in the fund's neutral mix (40% high yield, 30% U.S. Government and investment-grade, 15% foreign developed markets and 15% emerging markets). The following indexes are used to calculate the Composite
Index: high yield - the    Merrill Lynch High Yield Master II
Index    , U.S. Government and investment-grade - the Lehman Brothers
Government Bond Index, foreign developed markets - the Salomon Brothers Non-U.S. Dollar World Government Bond Index, emerging markets
- the J.P. Morgan Emerging Markets Bond Index Plus. The index weightings of the Composite Index are rebalanced monthly.

J.P. Morgan Emerging Markets Bond Index Plus is a market value-weighted index of U.S. dollar- and other external currency-denominated Brady bonds, loans, Eurobonds, and local market debt instruments traded in emerging markets.

Salomon Brothers Non-U.S. Dollar World Government Bond Index, Unhedged is a market value-weighted index that is designed to represent the performance of 16 world government bond markets, excluding the United States. Issues included in the index have fixed-rate coupons and maturities of one year or more.

Merrill Lynch High Yield Master Index is a market value-weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default.

   Merrill Lynch High Yield Master II Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default.

The Lehman Brothers Government Bond Index is a market value-weighted index of U.S. Government and government agency securities (other than mortgage securities) with maturities of one year or more.

Lipper Multi-Sector Income Funds Average reflects the performance
(excluding sales charges) of mutual funds with similar objectives.

FEE TABLE

The following table describes the fees and expenses that are incurred when you buy, hold or sell Institutional Class shares of the fund. The annual class operating expenses provided below for Institutional Class are based on historical expenses, adjusted to reflect current fees, and do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period.

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

                              Institutional Class

Sales charge (load) on         None
purchases and reinvested
distributions

Deferred sales charge (load)  None
on redemptions

ANNUAL CLASS OPERATING EXPENSES (PAID FROM CLASS ASSETS)
                              Institutional Class

Management fee                0.58%

Distribution and Service      None
(12b-1) fee

Other expenses                0.35%

Total annual class operating  0.93%
expensesA

A FMR HAS VOLUNTARILY AGREED TO REIMBURSE INSTITUTIONAL CLASS OF THE FUND TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, SECURITIES LENDING FEES, BROKERAGE COMMISSIONS AND
EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF ITS AVERAGE NET ASSETS, EXCEEDS THE FOLLOWING RATE:

                          Institutional Class  Effective Date

Advisor Strategic Income   1.10%               1/1/99

THIS ARRANGEMENT CAN BE TERMINATED BY FMR AT ANY TIME.

This EXAMPLE helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that Institutional Class's annual return is 5% and that your shareholder fees and Institutional Class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:

          Institutional Class

1 year    $ 95

3 years   $ 296

5 years   $ 515

10 years  $ 1,143

FUND BASICS

INVESTMENT DETAILS

INVESTMENT OBJECTIVE

ADVISOR STRATEGIC INCOME FUND seeks a high level of current income. The fund may also seek capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR expects to invest the fund's assets primarily in debt securities, including lower-quality debt securities, allocated among four general investment categories: high yield securities, U.S. Government and investment-grade securities, emerging market securities, and foreign developed market securities. FMR may also invest the fund's assets in equity securities.

The fund's neutral mix, or the benchmark for its combination of investments in each category over time, is approximately 40% high yield, 30% U.S. Government and investment-grade, 15% emerging markets, and 15% foreign developed markets. In normal market environments, FMR expects the fund's asset allocation to approximate the neutral mix within a range of plus or minus 10% of assets per category, although there are no absolute limits on the percent of assets invested in each category. FMR regularly reviews the fund's allocation and makes changes gradually over time to favor investments that it believes provide the most favorable outlook for achieving the fund's objective. By allocating investments across different types of fixed-income securities, FMR attempts to moderate the significant risks of each category through diversification.

The HIGH YIELD category includes high-yielding, lower-quality debt securities consisting mainly of U.S. securities. The U.S. GOVERNMENT AND INVESTMENT-GRADE category includes mortgage securities, U.S. Government securities and other investment-grade U.S. dollar-denominated securities. The EMERGING MARKET category includes corporate and government securities of any quality of issuers located in emerging markets. The FOREIGN DEVELOPED MARKET category includes corporate and government securities of any quality of issuers located in developed foreign markets.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR generally analyzes a security's structural features and current price compared to its long-term value. In selecting foreign securities, FMR's analysis also considers the credit, currency and economic risks associated with the security and the country of its issuer. FMR may also consider an issuer's potential for success in light of its current financial condition, its industry position, and economic and market conditions.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

DEBT SECURITIES are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, mortgage and other asset-backed securities, and loans and loan participations.

EQUITY SECURITIES represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities and warrants.

PRINCIPAL INVESTMENT RISKS

Many factors affect the fund's performance. The fund's yield and share price change daily based on changes in interest rates and market conditions and in response to other economic, political or financial developments. The fund's reaction to these developments will be affected by the types and maturities of the securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of
investment in the securities of that issuer.    Because FMR may invest
a significant percentage of the fund's assets in a single issuer, the fund's performance could be closely tied to the market value of that one issuer and could be more volatile than the performance of more
diversified funds    . When you sell your shares of the fund, they
could be worth more or less than what you paid for them.

The following factors may significantly affect the fund's performance:

INTEREST RATE CHANGES. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

STOCK MARKET VOLATILITY. The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market can react differently to these developments. For example, large cap stocks can react differently than small cap stocks, and "growth" stocks can react differently than "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

FOREIGN EXPOSURE. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some
foreign markets.    For example, many foreign countries are less
prepared than the United States to properly process and calculate information related to dates from and after January 1, 2000, which could result in difficulty pricing foreign investments and failure by foreign issuers to pay timely dividends, interest or principal.
All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market.

Investing in emerging markets involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of foreign development; political stability; market depth, infrastructure and capitalization and regulatory oversight is generally less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory and political uncertainties. All of these factors generally make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

PREPAYMENT. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment generally offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these changes than higher-quality debt securities.

Lower-quality debt securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

FUNDAMENTAL INVESTMENT POLICIES

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

ADVISOR STRATEGIC INCOME FUND seeks a high level of current income by investing primarily in debt securities. The fund may also seek capital appreciation.

VALUING SHARES

The fund is open for business each day the New York Stock Exchange
(NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity(registered trademark) normally calculates Institutional Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). The fund's assets are valued as of this time for the purpose of computing Institutional Class's NAV.

To the extent that the fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued primarily on the basis of information furnished by a pricing service or market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations or information furnished by a pricing service is not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

SHAREHOLDER INFORMATION

BUYING AND SELLING SHARES

GENERAL INFORMATION

For account, product and service information, please use the following phone numbers:

(small solid bullet) If you are investing through a broker-dealer or insurance representative, 1-800-522-7297 (8:30 a.m. - 7:00 p.m.
Eastern time, Monday through Friday).

(small solid bullet) If you are investing through a bank representative, 1-800-843-3001 (8:30 a.m. - 7:00 p.m. Eastern time,
Monday through Friday).

Please use the following addresses:

BUYING OR SELLING SHARES

Fidelity Investments(registered trademark)
P.O. Box 770002
Cincinnati, OH 45277-0081

OVERNIGHT EXPRESS

Fidelity Investments
2300 Litton Lane - KH2A
Hebron, KY 41048

You may buy or sell Institutional Class shares of the fund through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling and exchanging Institutional Class shares of the fund and the account features and policies may differ. Additional fees may also apply to your investment in Institutional Class shares of the fund, including a transaction fee if you buy or sell Institutional Class shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

The different ways to set up (register) your account with Fidelity are listed in the following table.

WAYS TO SET UP YOUR ACCOUNT

INDIVIDUAL OR JOINT TENANT

FOR YOUR GENERAL INVESTMENT NEEDS

RETIREMENT

FOR TAX-ADVANTAGED RETIREMENT SAVINGS

(solid bullet) TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)

(solid bullet) ROTH IRAS

(solid bullet) ROTH CONVERSION IRAS

(solid bullet) ROLLOVER IRAS

(solid bullet) 401(K) PLANS AND CERTAIN OTHER 401(A)-QUALIFIED PLANS

(solid bullet) KEOGH PLANS

(solid bullet) SIMPLE IRAS

(solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS
(SEP-IRAS)

(solid bullet) SALARY REDUCTION SEP-IRAS (SARSEPS)

GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)

TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS

TRUST

FOR MONEY BEING INVESTED BY A TRUST

BUSINESS OR ORGANIZATION

FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS OR
OTHER GROUPS

BUYING SHARES

Institutional Class shares are offered to:

1. Broker-dealer managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, employee benefit plans (as defined in the Employee Retirement Income Security
Act), 403(b) programs and plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) must have at least $50 million in plan assets;

2. Registered investment advisor managed account programs, provided the registered investment advisor is not part of an organization primarily engaged in the brokerage business, and the program (i) charges an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, accounts other than an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly a Keogh/H.R. 10 plan) in the program must be managed on a discretionary basis;

3. Trust institution and bank trust department managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. Accounts managed by third parties are not eligible to purchase Institutional Class shares;

4. Insurance company separate accounts that will have at least $1 million invested in the Institutional Class of the Advisor funds;

5. Fidelity Trustees and employees; and

6. Insurance company programs for employee benefit plans, 403(b) programs or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. Insurance company programs for employee benefit plans, 403(b) programs and plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) include such programs offered by a broker-dealer affiliate of an insurance company, provided that the affiliate is not part of an organization primarily engaged in the brokerage business.

For purchases made by managed account programs, insurance company separate accounts or insurance company programs for employee benefit plans, 403(b) programs or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans), Fidelity may waive the requirement that $1 million be invested in the Institutional Class of the Advisor funds.

The price to buy one share of Institutional Class is the class's NAV. Institutional Class shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

Short-term or excessive trading into and out of the fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the fund. For these purposes, FMR may consider an investor's trading history in the fund or other Fidelity funds, and accounts under common ownership or control.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

(small solid bullet) All of your purchases must be made in U.S.
dollars and checks must be drawn on U.S. banks.

(small solid bullet) Fidelity does not accept cash.

(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.

(small solid bullet) Fidelity reserves the right to limit the number of checks processed at one time.

(small solid bullet) Fidelity must receive payment within three business days after an order for shares is placed; otherwise your purchase order may be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

Institutional Class shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

MINIMUMS


TO OPEN AN ACCOUNT                       $2,500
For certain Fidelity Advisor retirement
accountsA                                $500
Through regular investment plansB        $100
TO ADD TO AN ACCOUNT                     $100
MINIMUM BALANCE                          $1,000
For certain Fidelity Advisor retirement
accountsA                                None

A FIDELITY ADVISOR TRADITIONAL IRA, ROTH IRA, ROTH CONVERSION IRA, ROLLOVER IRA, SEP-IRA, AND KEOGH ACCOUNTS.

B AN ACCOUNT MAY BE OPENED WITH A MINIMUM OF $100, PROVIDED THAT A REGULAR INVESTMENT PLAN IS ESTABLISHED AT THE TIME THE ACCOUNT IS
OPENED.

There is no minimum account balance or initial or subsequent purchase minimum for certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts. In addition, the fund may waive or lower purchase minimums in other circumstances.

KEY INFORMATION

PHONE                        TO OPEN AN ACCOUNT
                             (small solid bullet) Exchange
                             from the same class of
                             another Fidelity Advisor
                             fund or from another
                             Fidelity fund. Call your
                             investment professional or
                             call Fidelity at the
                             appropriate number found in
                             "General Information."
                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Exchange
                             from the same class of
                             another Fidelity Advisor
                             fund or from another
                             Fidelity fund. Call your
                             investment professional or
                             call Fidelity at the
                             appropriate number found in
                             "General Information."

MAIL FIDELITY INVESTMENTS    TO OPEN AN ACCOUNT
P.O. BOX 770002 CINCINNATI,  (small solid bullet) Complete
OH 45277-0081                and sign the application.
                             Make your check payable to
                             the complete name of the
                             fund and note the applicable
                             class. Mail to your
                             investment professional or
                             to the address at left.
                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Make
                             your check payable to the
                             complete name of the fund
                             and note the applicable
                             class. Indicate your fund
                             account number on your check
                             and mail to your investment
                             professional or to the
                             address at left.
                             (small solid bullet) Exchange
                             from the same class of other
                             Fidelity Advisor funds or
                             from another Fidelity fund.
                             Send a letter of instruction
                             to your investment
                             professional or to the
                             address at left, including
                             your name, the funds' names,
                             the applicable class names,
                             the fund account numbers,
                             and the dollar amount or
                             number of shares to be
                             exchanged.

IN PERSON                    TO OPEN AN ACCOUNT
                             (small solid bullet) Bring
                             your application and check
                             to your investment
                             professional.
                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Bring
                             your check to your
                             investment professional.

WIRE                         TO OPEN AN ACCOUNT
                             (small solid bullet) Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information" to set
                             up your account and to
                             arrange a wire transaction.
                             (small solid bullet) Wire to:
                             Banker's Trust Company, Bank
                             Routing # 021001033, Account
                             # 00159759.
                             (small solid bullet) Specify
                             the complete name of the
                             fund, note the applicable
                             class, and include your new
                             fund account number and your
                             name.
                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Wire to:
                             Banker's Trust Company, Bank
                             Routing # 021001033, Account
                             # 00159759.
                             (small solid bullet) Specify
                             the complete name of the
                             fund, note the applicable
                             class, and include your fund
                             account number and your name.

AUTOMATICALLY                TO OPEN AN ACCOUNT
                             (small solid bullet) Not
                             available.
                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Use
                             Fidelity Advisor Systematic
                             Investment Program.

SELLING SHARES

The price to sell one share of Institutional Class is the class's NAV.

If appropriate to protect shareholders, the fund may impose a redemption fee (trading fee) on redemptions from the fund.

Your shares will be sold at the next NAV calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

(small solid bullet) You wish to sell more than $100,000 worth of shares;

(small solid bullet) Your account registration has changed within the last 30 days;

(small solid bullet) The check is being mailed to a different address than the one on your account (record address);

(small solid bullet) The check is being made payable to someone other than the account owner; or

(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

(small solid bullet) If you are selling some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open, except accounts not subject to account minimums.

(small solid bullet) Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect the fund.

(small solid bullet) Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.

(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

(small solid bullet) Redemption proceeds may be paid in securities or other assets rather than in cash if the Board of Trustees determines it is in the best interests of the fund.

(small solid bullet) You will not receive interest on amounts represented by uncashed redemption checks.

(small solid bullet) Unless otherwise instructed, Fidelity will send a check to the record address.

   To sell shares issued with certificates, call Fidelity for instructions. The fund no longer issues share certificates.

KEY INFORMATION

PHONE                        (small solid bullet) Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information" to
                             initiate a wire transaction
                             or to request a check for
                             your redemption.
                             (small solid bullet) Exchange
                             to the same class of other
                             Fidelity Advisor funds or to
                             another Fidelity fund. Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information."

MAIL: FIDELITY INVESTMENTS   INDIVIDUAL, JOINT TENANT,
P.O. BOX 770002 CINCINNATI,  SOLE PROPRIETORSHIP, UGMA,
OH 45277-0081                UTMA
                             (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or to the address at left,
                             including your name, the
                             fund's name, the applicable
                             class name, your fund
                             account number, and the
                             dollar amount or number of
                             shares to be sold. The
                             letter of instruction must
                             be signed by all persons
                             required to sign for
                             transactions, exactly as
                             their names appear on the
                             account.
                             RETIREMENT ACCOUNT
                             (small solid bullet) The
                             account owner should
                             complete a retirement
                             distribution form. Call your
                             investment professional or
                             call Fidelity at the
                             appropriate number found in
                             "General Information" to
                             request one.
                             TRUST
                             (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or to the address at left,
                             including the trust's name,
                             the fund's name, the
                             applicable class name, the
                             trust's fund account number,
                             and the dollar amount or
                             number of shares to be sold.
                             The trustee must sign the
                             letter of instruction
                             indicating capacity as
                             trustee. If the trustee's
                             name is not in the account
                             registration, provide a copy
                             of the trust document
                             certified within the last 60
                             days.
                             BUSINESS OR ORGANIZATION
                             (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or to the address at left,
                             including the firm's name,
                             the fund's name, the
                             applicable class name, the
                             firm's fund account number,
                             and the dollar amount or
                             number of shares to be sold.
                             At least one person
                             authorized by corporate
                             resolution to act on the
                             account must sign the letter
                             of instruction.
                             (small solid bullet) Include
                             a corporate resolution with
                             corporate seal or a
                             signature guarantee.
                             EXECUTOR, ADMINISTRATOR,
                             CONSERVATOR, GUARDIAN
                             (small solid bullet) Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information" for
                             instructions.

IN PERSON                    INDIVIDUAL, JOINT TENANT,
                             SOLE PROPRIETORSHIP, UGMA,
                             UTMA
                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. The letter of
                             instruction must be signed
                             by all persons required to
                             sign for transactions,
                             exactly as their names
                             appear on the account.
                             RETIREMENT ACCOUNT
                             (small solid bullet) The
                             account owner should
                             complete a retirement
                             distribution form. Visit
                             your investment professional
                             to request one.
                             TRUST
                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. The trustee
                             must sign the letter of
                             instruction indicating
                             capacity as trustee. If the
                             trustee's name is not in the
                             account registration,
                             provide a copy of the trust
                             document certified within
                             the last 60 days.
                             BUSINESS OR ORGANIZATION
                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. At least one
                             person authorized by
                             corporate resolution to act
                             on the account must sign the
                             letter of instruction.
                             (small solid bullet) Include
                             a corporate resolution with
                             corporate seal or a
                             signature guarantee.
                             EXECUTOR, ADMINISTRATOR,
                             CONSERVATOR, GUARDIAN
                             (small solid bullet) Visit
                             your investment professional
                             for instructions.

AUTOMATICALLY                (small solid bullet) Use
                             Fidelity Advisor Systematic
                             Withdrawal Program to set up
                             periodic redemptions from
                             your Institutional Class
                             account.

EXCHANGING SHARES

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As an Institutional Class shareholder, you have the privilege of exchanging your Institutional Class shares for Institutional Class shares of other Fidelity Advisor funds or for shares of Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:

(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.

(small solid bullet) You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.

(small solid bullet) Before exchanging into a fund or class, read its prospectus.

(small solid bullet) Exchanges may have tax consequences for you.

(small solid bullet) The fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year.

(small solid bullet) The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.

(small solid bullet) The fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

The fund may terminate or modify the exchange privilege in the future.

Other funds may have different exchange restrictions, and may impose administrative fees of up to 1.00% and trading fees of up to 3.00% of the amount exchanged. Check each fund's prospectus for details.

ACCOUNT FEATURES AND POLICIES

FEATURES

The following features are available to buy and sell shares of the fund.

AUTOMATIC INVESTMENT AND WITHDRAWAL PROGRAMS. Fidelity offers convenient services that let you automatically transfer money into your account, between accounts, or out of your account. While automatic investment programs do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.

FIDELITY ADVISOR SYSTEMATIC
INVESTMENT PROGRAM TO MOVE
MONEY FROM YOUR BANK ACCOUNT
TO A FIDELITY ADVISOR FUND.

MINIMUM INITIAL               MINIMUM ADDITIONAL  FREQUENCY                    PROCEDURES
$100                          $100                Monthly, bimonthly,          (small solid bullet) To set
                                                  quarterly, or semi-annually  up for a new account,
                                                                               complete the appropriate
                                                                               section on the application.
                                                                               (small solid bullet) To set
                                                                               up for existing accounts,
                                                                               call your investment
                                                                               professional or call
                                                                               Fidelity at the appropriate
                                                                               number found in "General
                                                                               Information" for an
                                                                               application.
                                                                               (small solid bullet) To make
                                                                               changes, call your
                                                                               investment professional or
                                                                               call Fidelity at the
                                                                               appropriate number found in
                                                                               "General Information." Call
                                                                               at least 10 business days
                                                                               prior to your next scheduled
                                                                               investment date.

FIDELITY ADVISOR SYSTEMATIC
WITHDRAWAL PROGRAM TO SET UP
PERIODIC REDEMPTIONS FROM
YOUR INSTITUTIONAL CLASS
ACCOUNT TO YOU OR TO YOUR
BANK CHECKING ACCOUNT.

MINIMUM                       MAXIMUM             FREQUENCY                    PROCEDURES
$100                          $50,000             Monthly, quarterly, or       (small solid bullet) Accounts
                                                  semi-annually                with a value of $10,000 or
                                                                               more in Institutional Class
                                                                               shares are eligible for this
                                                                               program.
                                                                               (small solid bullet) To set
                                                                               up, call your investment
                                                                               professional or call
                                                                               Fidelity at the appropriate
                                                                               number found in "General
                                                                               Information" for instructions.
                                                                               (small solid bullet) To make
                                                                               changes, call your
                                                                               investment professional or
                                                                               call Fidelity at the
                                                                               appropriate number found in
                                                                               "General Information." Call
                                                                               at least 10 business days
                                                                               prior to your next scheduled
                                                                               withdrawal date.


OTHER FEATURES. The following other features are also available to buy and sell shares of the fund.

WIRE

TO PURCHASE AND SELL SHARES VIA THE FEDERAL RESERVE WIRE SYSTEM.

(small solid bullet) You must sign up for the Wire feature before using it. Complete the appropriate section on the application when opening your account.

(small solid bullet) Call your investment professional or call
Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.

(small solid bullet) To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

(small solid bullet) To add the wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to your investment professional or to Fidelity at the address found in "General Information."

POLICIES

The following policies apply to you as a shareholder.

STATEMENTS AND REPORTS that Fidelity sends to you include the following:

(small solid bullet) Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).

(small solid bullet) Monthly or quarterly account statements
(detailing account balances and all transactions completed during the prior month or quarter).

(small solid bullet) Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in the fund. Call Fidelity at 1-888-622-3175 if you need additional copies of financial reports or prospectuses.

You may initiate many TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

When you sign your ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the fund to withhold 31% of your taxable distributions and redemptions.

If your ACCOUNT BALANCE falls below $1,000 (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV on the day your account is closed.

Fidelity may charge a FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions.

The fund normally declares dividends daily and pays them monthly. The fund normally pays capital gains distributions in December and February.

EARNING DIVIDENDS

Shares of the fund purchased by an automated purchase order begin to earn dividends on the day your payment is received.

Shares of the fund purchased by all other purchase orders begin to earn dividends on the first business day following the day your payment is received.

Shares of the fund earn dividends until, but not including, the next business day following the day of redemption.

DISTRIBUTION OPTIONS

When you open an account, specify on your application how you want to receive your distributions. The following options may be available for Institutional Class's distributions:

5. REINVESTMENT OPTION. Your dividends and capital gains distributions will be automatically reinvested in additional Institutional Class shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

6. INCOME-EARNED OPTION. Your capital gains distributions will be automatically reinvested in additional Institutional Class shares of the fund. Your dividends will be paid in cash.

7. CASH OPTION. Your dividends and capital gains distributions will be paid in cash.

8. DIRECTED DIVIDENDS(registered trademark) OPTION. Your dividends will be automatically invested in Institutional Class shares of another identically registered Fidelity Advisor fund or shares of identically registered Fidelity funds. Your capital gains distributions will be automatically invested in Institutional Class shares of another identically registered Fidelity Advisor fund or shares of identically registered Fidelity funds, automatically reinvested in additional Institutional Class shares of the fund, or paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

TAX CONSEQUENCES

As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

TAXES ON DISTRIBUTIONS. Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, the fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. The fund's distributions of long-term capital gains are taxable to you generally as capital gains.

If a fund's distributions exceed its income and capital gains realized in any year, which is sometimes the result of currency-related losses, all or a portion of those distributions may be treated as a return of capital to shareholders for tax purposes. A return of capital will generally not be taxable to you, but will reduce the cost basis of your shares and result in a higher reported capital gain or a lower reported capital loss when you sell your shares.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash or to invest distributions automatically in Institutional Class shares of another Fidelity Advisor fund or shares of Fidelity funds, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.

TAXES ON TRANSACTIONS. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund is the difference between the cost of your shares and the price you receive when you sell them.

FUND SERVICES

FUND MANAGEMENT

Advisor Strategic Income is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager.

As of April 30, 1998, FMR had approximately $529 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for the fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR
Far East)        serves as a sub-adviser for the fund. FMR Far East
was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

(small solid bullet) Fidelity International Investment Advisors
(FIIA), in Pembroke, Bermuda, serves as a sub-adviser for the fund. As of September 28, 1998, FIIA had approximately $1 billion in discretionary assets under management. Currently, FIIA provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

(small solid bullet) Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), in London, England, serves as a sub-adviser for the fund. As of September 28, 1998, FIIA(U.K.)L had approximately $2.3 billion in discretionary assets under management. Currently, FIIA(U.K.)L provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

(small solid bullet) Fidelity Investment Japan Ltd. (FIJ), in Tokyo, Japan, serves as a sub-adviser for the fund. As of September 28, 1998, FIJ had approximately $3.96 billion in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

Fidelity Investments Money Management, Inc. (FIMM), in Merrimack, New Hampshire, serves as sub-adviser for the fund. FIMM chooses certain types of investments for the fund.

FIMM is an affiliate of FMR. As of May 1, 1998, FIMM had approximately $99 billion in discretionary assets under management.

The fund could be adversely affected if the computer systems used by FMR and other service providers do not properly process and calculate date-related information from and after January 1, 2000. FMR has advised the fund that it is actively working on necessary changes to its computer systems and expects that its systems, and those of other major service providers, will be modified prior to January 1, 2000. However, there can be no assurance that there will be no adverse impact on the fund.

   John Carlson is vice president and lead manager of Advisor Strategic Income, which he has managed since August 1995. Other Fidelity investment professionals assist Mr. Carlson in selecting investments for the fund. He also manages other Fidelity funds. Prior to joining Fidelity in 1995, Mr. Carlson was executive director of emerging markets at Lehman Brothers International from 1992 through 1995.

Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.37%, and it drops as total assets under management increase.

For December 31, 1998, the group fee rate was 0.1324%. The individual fund fee rate is 0.45%.

The total management fee for the fiscal year ended December 31, 1998 was 0.58% of the fund's average net assets.

FMR pays FIMM, FMR U.K., FMR Far East, and FIIA for providing
   sub-    advisory services, and FIIA in turn pays FIIA(U.K.)L.
FMR or FMR Far East pays FIJ for providing sub-advisory services.

FMR may, from time to time, agree to reimburse each class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated by FMR at any time, can decrease a class's expenses and boost its performance.

FUND DISTRIBUTION

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

FDC distributes Institutional Class's shares.

Institutional Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Institutional Class shares and/or shareholder support services. FMR, directly or through FDC, may pay intermediaries, such as banks, broker-dealers and other service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments for Institutional Class.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the Fidelity Advisor funds, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related Statement of Additional Information (SAI), in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This Prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell or to buy shares of the fund to any person to whom it is unlawful to make such offer.

APPENDIX

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand Institutional Class's financial history for the period of the class's operations. Certain information reflects financial results for a single class share. Total returns for each period include the reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the fund's financial highlights and financial statements, are included in the fund's Annual Report. A free copy of the Annual Report is available upon request.

ADVISOR STRATEGIC INCOME
77.Selected Per-Share Data
and Ratios

78.Years ended December 31       1998      1997      1996      1995E

79.Net asset value, beginning    $ 11.140  $ 11.300  $ 11.030  $ 10.890
of period

80.Income from Investment
Operations

81. Net investment income         .805D     .830D     .826D     .456

82. Net realized and              (.533)    .186      .548      .340
unrealized gain (loss)

83. Total from investment         .272      1.016     1.374     .796
operations

84.Less Distributions

85. From net investment income    (.742)    (.806)    (.804)    (.426)

86. From net realized gain        --        (.370)    (.300)    (.230)

87. In excess of net realized     (.060)    --        --        --
gain

88. Total distributions           (.802)    (1.176)   (1.104)   (.656)

89.Net asset value, end of       $ 10.610  $ 11.140  $ 11.300  $ 11.030
period

90.Total returnB,C                2.49%     9.36%     13.04%    7.47%

91.Net assets, end of period     $ 4,636   $ 6,289   $ 6,107   $ 107
(000 omitted)

92.Ratio of expenses to           1.07%     1.10%F    1.10%F    1.10%A,F
average net assets

93.Ratio of expenses to           1.07%     1.09%G    1.10%     1.10%A
average net assets after
expense reductions

94.Ratio of net investment        7.29%     7.31%     7.47%     7.53%A
income to average net assets

95.Portfolio turnover             150%      140%      119%      193%

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARIOUS ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.






You can obtain additional information about the fund. The fund's SAI includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.
For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-888-622-3175.

The SAI, the fund's annual and semi-annual reports and other related materials are available on the SEC's Internet Web site (http://www.sec.gov). You can obtain copies of this information upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT OF 1940,    FILE NUMBER, 811-4707    .

Fidelity Investments & (Pyramid) Design, Fidelity, Fidelity
Investments, and Directed Dividends are registered trademarks of FMR
Corp.

   1.728613.100 SII-pro-1299